JPMorgan US Large Cap Core Plus Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	28.11%	16.58%	12.87%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	28.90%	17.34%	13.62%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.14%	12.54%	9.64%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.45%	12.78%	9.95%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	29.03%	17.46%	13.70%